ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Melco Resorts & Entertainment Limited (“Melco”) was incorporated in the Cayman Islands, with its American depositary shares (“ADSs”) listed on the Nasdaq Global Select Market under the symbol “MLCO” in the United States of America (the “U.S.”).
Melco together with its subsidiaries (collectively referred to as the “Company”) is a developer, owner and operator of integrated resort facilities in Asia and Europe. The Company currently operates Altira Macau, an integrated resort located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated resort located at Cotai, Macau and Grand Dragon Casino, a casino located at Taipa, Macau. The Company’s business also includes the Mocha Clubs, which comprise the non-casino
based operations of electronic gaming machines in Macau. Melco, through its subsidiaries, including Studio City International Holdings Limited (“Studio City International”), which is majority-owned by Melco and with its ADSs listed on the New York Stock Exchange in the U.S., also operates Studio City, a cinematically-themed integrated resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of Melco operates and manages City of Dreams Manila, an integrated resort in the Entertainment City complex in Manila. In Europe, Melco, through its majority-owned subsidiaries, ICR Cyprus Holdings Limited (“ICR Cyprus”) and its subsidiaries (collectively referred to as “ICR Cyprus Group”), is currently developing City of Dreams Mediterranean, an integrated resort in Limassol, in the Republic of Cyprus (“Cyprus”). ICR Cyprus Group is currently operating a temporary casino in Limassol and is licensed to operate four satellite casinos in Cyprus (“Cyprus Operations”). Upon the opening of City of Dreams Mediterranean, ICR Cyprus Group will continue to operate the satellite casinos while operation of the temporary casino will cease.
As of December 31, 2022 and 2021, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to COVID-19 and Other Business Operations
The disruptions to the Company’s business caused by the
COVID-19
 outbreak continued to have a material effect on its financial condition and operations during 2022.
In Macau, the Company’s operations
were
 significantly impacted by travel restrictions and quarantine requirements as imposed by the governments of Macau, Hong Kong and the People’s Republic of China (the “PRC”)
during 2022
.
A stream of
COVID-19
outbreaks in the PRC in the first half of 2022 led to a tightening of border controls for entry from Guangdong province. In June 2022, the resurgence of
COVID-19
cases in Macau led to citywide mandatory testing and strict travel restrictions and requirements implemented to enter and exit Macau. On June 23, 2022, the Macau government issued a mandatory closure order for entertainment and leisure venues, with casinos and gaming areas excluded. During the period from July 11, 2022 to July 22, 2022, such mandatory closure order was further extended to almost all entities including gaming. The Company’s casinos in Macau were closed for 12 days and resumed operations on July 23, 2022. From August 2, 2022, all closure orders were lifted but health-related precautionary measures remained in place. The validity of nucleic acid tests to enter Macau varied from time to time. Since September 1, 2022, certain non-Macau
resident individuals who are not residents of Taiwan, Hong Kong, and the PRC became eligible to enter Macau without prior approval provided they comply with certain conditions imposed by the Macau government, subject to valid nucleic acid tests, and, from November 12, 2022, a five-day
quarantine at a government

designated facility and a
three-day
home quarantine period. On November 1, 2022, China’s National Immigration Administration commenced electronic processing of visa applications for individual or group travel to Macau. Since January 8, 2023, travelers arriving in Macau from Taiwan, Hong Kong and the PRC were no longer required to present negative nucleic acid tests. From February 27, 2023, masks were not required in outdoor places. However, masks are still required on public transportation (except taxis) and in certain indoor areas. The requirement to wear masks was waived in most private indoor areas by their operators or supervisory entities.
In the Philippines, during the period from January 1, 2022 to February 28, 2022, City of Dreams Manila’s operations were impacted by on and off travel restrictions and operated at limited capacity under different levels of community quarantine measures in Metro Manila as imposed by the Philippine government in response to
COVID-19
cases. The Philippine government
re-opened
borders to fully vaccinated international tourists with a negative
RT-PCR
test taken within 48 hours of departure of their country of origin effective on February 10, 2022 and lowered
COVID-19
restrictions to Alert Level 1 starting from March 1, 2022 which allowed casinos to operate at 100% capacity, subject to certain guidelines. As of May 30, 2022, restrictions for inbound travelers into the Philippines were eased and negative
RT-PCR
test results were no longer required for individuals who were fully vaccinated. In addition, as of October 28, 2022, the mandatory wearing of masks in the Philippines was limited to healthcare facilities, medical transport vehicles and public transport.
In Cyprus, with a surge in
COVID-19
cases, authorities increased
COVID-19
restrictions from the end of December 2021 by reducing the capacity at certain venues and increasing restrictions for unvaccinated people. However, the casinos of the Cyprus Operations remained open and such restrictions were eased from February 21, 2022. Travel restrictions into Cyprus were eased on April 18, 2022 and as of June 1, 2022, passengers traveling to Cyprus were not required to present any vaccination or recovery certificates nor negative
COVID-19
test results. Furthermore, the requirement to wear masks was no longer mandatory other than in healthcare facilities, pharmacies and public transport.
While quarantine-free travel to and from the PRC has resumed and pandemic measures in Macau, the Philippines and Cyprus eased significantly, the pace of recovery from
COVID-19
related disruptions remains highly uncertain.
As announced by Studio City International in May 2022, the Macau government granted a further extension of the development period under the Studio City land concession to June 30, 2023. The first stage opening of Studio City Phase 2 is expected to be in the second quarter of 2023, with the second stage opening expected in the third quarter of 2023.
The Company was informed that the Council of Ministers of the Cyprus government approved an extension of the deadline to open City of Dreams Mediterranean under the terms of the gaming license to June 30, 2023 and the Company currently expects to open City of Dreams Mediterranean within that timeline.
Also, there have been concerns over the military conflict between Russia and Ukraine which led to sanctions and export controls imposed by the U.S., the European Union, the United Kingdom and other countries targeting Russia, its financial system and major financial institutions and certain Russian entities and persons. Such military conflict and the growing lists of sanctions and measures are extensive and rapidly changing. These could be difficult to comply with and could also significantly increase the Company’s business and compliance costs as well as having a negative impact on the Company’s business and ability to accept certain customers from Russia, and may materially and adversely affect the Company’s business in Cyprus.
The Company is currently unable to reasonably estimate the financial impact to its future results of operations, cash flows and financial condition from these disruptions
.
As of December 31, 2022, the Company had cash and cash equivalents of $1,812,729 and available unused borrowing capacity of
$71,838, subject to the satisfaction of certain conditions precedent.
The Company has taken various mitigating measures to manage through the
COVID-19
outbreak challenges, such as implementing cost reduction programs to minimize cash outflows for non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions and raising additional capital through debt and equity offerings.
The Company believes it will be able to support continuing operations and capital expenditures for at least twelve months after the date that these consolidated financial statements are issued. Accordingly, the accompanying consolidated financial statements are prepared on a going concern basis.

(c)	Macau Gaming Subconcession and Concession Contract
On September 8, 2006, Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco, entered into a subconcession contract to operate its gaming business in Macau, which expired on June 26, 2022. This subconcession contract was extended to December 31, 2022 by order of the Macau Chief Executive under the Macau gaming law pursuant to an amendment agreement entered into by Melco Resorts Macau on June 23, 2022. Such extension coincided with the extended expiration date of all the other concessions and subconcessions in Macau. Melco Resorts Macau paid a premium of Macau Patacas (“MOP”)
47,000
 (
equivalent to
$5,815
)
to the Macau government in June 2022 for the extension. Melco Resorts Macau also submitted a bank guarantee in an amount of MO
P820,000 (equivalent to $101,942
)
to the Macau government on September 20, 2022 to guarantee the satisfaction of any labor liabilities upon expiry of the subconcession (see Note 23(b)). After the award of the Concession, as described below, the bank guarantee of MO
P820,000 (equivalent to $101,942) as described above
,
together with another bank guarantee of MOP300,000 (equivalent to $37,296) as disclosed in Note 23(
b)
(
v
)
 provided to the Macau government under its subconcession, and along

with

any

related

cash
 collateral

were released in January 2023.
On December 16, 2022, the Macau government awarded a ten-year concession to operate games of fortune and chance in casinos in Macau (the “Concession”) to Melco Resorts Macau. The term of the Concession commenced on January 1, 2023 and ends on December 31, 2032. Under the Concession, Melco Resorts Macau is authorized to operate the Altira Casino, the City of Dreams Casino and the Studio City Casino as well as the Grand Dragon Casino and the Mocha Clubs.
On December 30, 2022, in accordance with the obligations under letter of undertakings dated June 23, 2022, Melco Resorts Macau and each of Altira Resorts Limited, COD Resorts Limited and Studio City Developments Limited, subsidiaries of Melco, which holds the land lease rights for the properties on which the Altira Casino, City of Dreams Casino and Studio City Casino are located, respectively, executed a public deed pursuant to which the gaming and gaming support areas comprising the Altira Casino, City of Dreams Casino and Studio City Casino with an area of
17,128.8 square meters,

31,227.3

square meters and
28,784.3
 square meters, respectively, and related gaming equipment and utensils (collectively as referred to the “Reversion Assets”), reverted to the Macau government, without compensation and free and clear from any charges or encumbrances, at the expiration of the subconcession in accordance with the Macau gaming law. Under the terms of the Macau gaming law and the Concession, effective as of January 1, 2023, the Reversion Assets have been transferred by the Macau government to Melco Resorts Macau for use in its operations during the Concession for a fee of MOP
0.75
per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession. The fee will increase to MO
P
2.5
per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession.
Melco Resorts Macau and Studio City Entertainment Limited (“Studio City Entertainment”), a subsidiary of Melco, entered into a services and right to use agreement dated May 11, 2007, as amended on June 15, 2012, together with related agreements, under which Melco Resorts Macau agreed to operate the Studio City Casino since Studio City Entertainment does not hold a gaming concession in Macau. Under such arrangements, Melco Resorts Macau deducts gaming taxes and the costs incurred in connection with its operations from Studio City Casino’s gross gaming revenues and Studio City Entertainment receives the residual amount. These arrangements were amended on June 23, 2022 to align such agreement with the enacted amendments to the Macau gaming law and the residual amount which Studio City Entertainment receives as revenue. In addition, certain conditions imposed by the Macau government relating to the previously existing agreement, including in relation to shareholding requirements for certain direct and indirect shareholders of Studio City Entertainment, are no longer applicable.